As filed with the Securities and Exchange Commission on April 28, 2006
                                          Securities Act File No. 333-106971
                                   Investment Company Act File No. 811-21399

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                  FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]
                       Pre-Effective Amendment No.                     [ ]
                       Post-Effective Amendment No. 2                  [X]
                                     and/or
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                              Amendment No. 3                          [X]
                       (Check appropriate box or boxes)

                               THE AEGIS FUNDS
               (Exact Name of Registrant as Specified in Charter)

          1100 North Glebe Road, Suite 1040, Arlington, Virginia 22201
                    (Address of Principal Executive Offices)
                  Registrant's Telephone Number: (703) 528-7788

                              Mr. William S. Berno
                        1100 North Glebe Road, Suite 1040
                            Arlington, Virginia 22201
                     (Name and Address of Agent for Service)

                                 With Copies to:
                                Paul Miller, Esq.
                               Seward & Kissel LLP
                               1200 G Street, N.W.
                             Washington, D.C. 20006

    It is proposed that this filing become effective (check appropriate box):

    [x]   Immediately upon filing pursuant to paragraph (b).
    [ ]   60 days after filing pursuant to paragraph (a)(1).
    [ ]   75 days after filing pursuant to paragraph (a)(2).
    [ ]   on (date) pursuant to paragraph (b).
    [ ]   on December 31, 2004 pursuant to paragraph (a)(1).
    [ ]   on (date) pursuant to paragraph (a)(2) of Rule 485.




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THE AEGIS FUNDS

AEGIS HIGH YIELD FUND

PROSPECTUS
APRIL 28, 2006

This Prospectus contains important information about the Fund that you should know before investing. Please read it carefully and retain it for future reference.


The Aegis High Yield Fund seeks to achieve maximum total return with an emphasis on high current income.



LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


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Table of Contents

About the Fund

Goals and Strategies                                   3
Principal Risks	                                       5
Performance		                               7
Fees and Expenses                                      9
Additional information About the Fund
      Investment Strategies and Risks                 10
Management of the Fund                                15


About Your Account

How to Purchase Shares	                              16
How to Redeem Shares                                  20
How to Exchange Shares                                21
Dividends and Distributions                           24
Tax Consequences                                      24
Shareholder Accounts and Services                     25
Appendix                                              26
Financial Highlights                                  27
For More Information                                  28



AEGIS HIGH YIELD FUND

Unless otherwise stated, all investment strategies (including investment goals) and limitations of the Fund are non-fundamental and may be changed by the Board of Trustees without shareholder approval. However, in the case of the Funds principal investment strategy to invest at least 80% of its assets in high yield fixed-income securities, the Fund must provide shareholders notice 60 days prior to any change to such policy. In addition, for purposes of this 80% investment strategy, assets of the Fund means net assets plus the amount of any borrowings for investment purposes. The fundamental investment policies of the Fund are set forth in the Fund s Statement of Additional Information (SAI). These fundamental policies cannot be changed without shareholder approval. For more information, please refer to the SAI.

Goals and Strategies

Goals

The Fund s principal investment goal is to seek maximum total return with an emphasis on high current income.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in high yield fixed income securities. The Fund invests in a diversified portfolio of lower-quality, high-risk U.S. and foreign corporate bonds, commonly referred to as high-yield bonds (or junk bonds) that are rated below investment grade by Moodys Investor Service, Inc. (Moodys), Standard & Poors Corporation (S&P), or Fitch Ratings (Fitch) (which may include bonds having default credit ratings), or that are unrated but are considered by the Fund s investment advisor, Aegis Financial Corporation (the Advisor), to be of comparable quality. (See the table of corporate bond ratings in the Appendix.)

High yield bonds generally provide a high current income in an effort to compensate investors for a significantly higher risk of loss and risk of default than higher quality securities. These bonds are considered speculative securities.

The Advisor chooses securities based on careful credit research and seeks to purchase securities at prices that represent a meaningful discount to the estimated intrinsic value of the securities as determined by the Advisor. The Fund may invest in securities in default or bankruptcy when the Advisor believes that such securities are undervalued and have potential for capital appreciation.

The Advisor will evaluate each security based on the security s overall credit risk and the issuer s asset coverage measures such as cash flow coverage ratios, corporate asset values, the issue s seniority in the issuer capital structure, the expected volatility of corporate cash flows and asset values, and the issue s particular credit covenants.

The Fund investments may include high yield bonds of former blue chip companies that are attempting to recover from business setbacks or a cyclical downturn (commonly known as turnaround situations), firms with weak cash flow characteristics, firms with heavy debt loads, or companies electing to borrow to pursue an acquisition strategy.

The Fund invests in foreign securities. In recent years, many foreign companies have issued debt securities denominated in dollars and rated below investment grade. These securities may have higher yields than similar domestic securities, but present special risks including political and legal risks, greater liquidity risks, and currency exchange risks.

The Fund s portfolio may include convertible bonds. Convertible bond issues, unlike conventional high-yield bonds, give the bondholder the right to convert a bond into a specified number of shares of common stock of the issuing company. Such bonds will generally be more volatile because their market value is influenced by the price action of the underlying stock, and the conversion feature provides the possibility of capital appreciation beyond par value.

The Advisor typically will sell securities that have undergone a significant deterioration in their fundamental credit quality and intrinsic value, or securities that have appreciated to a point where their potential return is less attractive than that of other available securities of comparable credit quality.

The Fund may borrow up to 33-1/3% of the value of its assets for investment purposes to the extent the Advisor believes that such leveraging will provide investors a potentially higher return.

The Fund s portfolio generally consists of intermediate-term high-yield bonds having a weighted average maturity in the three-to-eight year range. The Fund may invest up to 20% of its assets in other assets, including but not limited to common stocks, warrants, and investment-grade bonds.


Who Might Want to Invest?

The Fund may be an appropriate investment for risk-oriented investors seeking to maximize total return as well as a high level of current income. The Fund can be used in both regular accounts and in retirement accounts. An investor should be comfortable with the higher risk level and greater uncertainties surrounding junk bonds compared to investment grade securities. In addition, the Fund s goal is most suitable for long-term investors who are willing to hold their investment for extended periods of time through market fluctuations and the accompanying changes in Fund share prices. The Fund is not intended for investors seeking short-term returns and it is also not appropriate for investors seeking stability and liquidity.

Principal Risks

Because the securities held by the Fund will fluctuate in price, the value of your investment in the Fund will go up and down. This means that you could lose money over short or extended periods of time. Before investing in this Fund, you should carefully consider all risks of investing in: bonds in general, junk bonds, and bonds of foreign issuers. A summary of these risks is provided below. Also, for additional information, please refer to the section of the Prospectus titled Additional Information About the Investment Strategies and Risks of the Fund.

Credit Risk
Credit risk represents the possibility of losses in the event that a bond issuer might be unable to pay its interest and principal obligations in a timely manner, thus creating a default situation. Credit risk is significant for high-yield bond investments. Even if there is no actual default, it is probable that a bond will decline in price if its credit quality declines and its bond rating is downgraded to a lower category. The Fund attempts to reduce portfolio credit risk by diversifying its holdings and doing careful credit research.

Interest Rate Risk
Rising interest rates will cause the prices of existing bonds in the market to fall. Longer maturity bonds will typically decline more than those with shorter maturities. If the Fund holds longer maturity bonds and interest rates rise unexpectedly, the Fund s price could decline. Falling interest rates will cause the Fund portfolio income to decline, as maturing bonds are reinvested at lower yields. Investors should expect the Fund s monthly income to fluctuate with changes in its portfolio and changes in the level of interest rates.

Liquidity Risk
The high-yield bond market is much less liquid than the investment-grade bond market. This creates a risk that the Fund may not be able to buy or sell optimal quantities of high-yield bonds at desired prices and that large purchases or sales of certain high-yield bonds may cause substantial price swings.

High Yield Security Risk
Investment in high yield securities can involve a substantial risk of loss. These securities, which are rated below investment grade, are considered to be speculative with respect to the issuer s ability to pay interest and principal and they are susceptible to default or decline in market value due to adverse economic and business developments.

Market Risk
The high-yield bond market can experience sharp and sudden price swings due to a variety of factors, including changes in securities regulations, swings in market psychology, volatility in the stock market, changing economic conditions, a highly-publicized default, or changes in asset allocations by major institutional investors.

Foreign Investment Risk
To the extent the Fund holds foreign bonds, whether or not such bonds are denominated in U.S. dollars, the Fund will be subject to special risks. These risks will include greater volatility, currency losses, investments that are less liquid than similar U.S. bonds, and adverse political or economic developments resulting from political, international or military crises.

Prepayment Risk
Most high-yield bonds may be called by the issuer prior to final maturity. The Fund may experience reduced income when an issuer calls a bond held by the Fund earlier than expected. This may happen during a period of declining interest rates.

Defaulted or Bankrupt Securities Risk
The Fund may invest in securities that are in default or bankruptcy.
These securities are not paying interest and may not pay principal, and will typically be replaced by new securities issued in a financial restructuring or bankruptcy reorganization. There are risks in the timing and details of a restructuring or reorganization. Delays will result in lost income to the Fund, and the value or amount of new securities issued may be less than expected. There are also legal risks that proceedings may be very lengthy and that bankruptcy laws may be interpreted in ways that are unfavorable to bondholders.

Leveraging/Borrowing Risk
Borrowings by the Fund will involve leveraging the value of the Fund s assets. Leveraging will exaggerate changes in the net asset value of the Fund shares and in the yield on the Fund s portfolio.

Convertible Securities Risk
Convertible securities generally offer lower interest or dividend yields than non-convertible securities of comparable quality.

Equity Investment Risk
To the extent the Fund invests in common stocks, it may be subject to the risks of changing economic, stock market, industry and company conditions. In addition, the interests of equity holders are typically subordinated to the interests of other senior shareholders.

Manager Risk
Performance of individual high-yield bond issues can vary widely. Over any given time period, it is possible that poor security selection by the Advisor will cause the Fund to perform worse than other funds with similar investment objectives. As with any mutual fund investment, there can be no guarantee that the Fund will achieve its investment goals.

Political and International Crisis Risk
There is a risk that major political or international crises may occur which could have a significant effect on economic conditions and the financial markets. Such crises, depending on their timing and scale, could severely impact the operations of the Fund.



Performance

Performance Returns
This bar chart and table show the variability of the Fund s returns, which is one indication of the risks of investing in the Fund. The bar chart shows the total returns of the Fund for each full calendar year since inception. The table shows how the Fund s average annual total returns for different calendar periods compared to the returns of a broad-based market index. Note: The past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.

[Performance History Graph showing 2004 total return of 3.86% and 2005 total return of 6.26%]

Best and Worst Quarterly Returns
The best quarterly return of the Fund was the quarter ending
September 30, 2005: +3.67%, and the worst quarterly return of the Fund was the quarter ending March 31, 2004: -0.30%.


Average Annual Total Returns as of December 31, 2005
                                              One Year  Since Inception*
                                              --------  ---------------
Aegis High Yield Fund:
   Return Before Taxes                          6.26%       10.37%
   Return After Taxes on Distributions(1)       4.31%        7.41%
   Return After Taxes on Distributions and
     Sale of Fund Shares(1)                     4.21%        7.80%
Lehman U.S. Corporate High Yield Index(2)       2.74%       14.17%
     (index reflects no deduction for fees, expenses, or taxes)

*Inception Date of the Fund is January 1, 2004. Information for the Lehman U.S. Corporate High Yield Index is presented from January 1, 2004.

(1) After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your particular tax situation and may differ from those shown.
     These after-tax returns do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as 401(k) plans or individual retirement accounts. All Fund performance data assumes reinvestment of dividends and capital gain distributions. The past performance of the Fund, before and after taxes, is not necessarily an indication of how it will perform in the future.

(2) The Lehman U.S. Corporate High Yield Index is an unmanaged portfolio of corporate bonds constructed with a rules-based methodology to mirror the U.S. high yield debt market. Performance data for the index includes reinvested income.
Source:  Lehman Brothers Holdings, Inc.

Note: One cannot invest directly in an index, nor is an index representative of the Fund s portfolio.



Fees and Expenses

Summary of Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)(1)

Maximum Sales Charge (Load) Imposed on Purchases                 None
Maximum Deferred Sales Charge (Load)                             None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends      None
Redemption Fee                                                   None

Annual Fund Operating Expenses (expenses deducted from
Fund assets)
Management Fees                                                  0.90%
Distribution and Service (12b-1) Fees                            None
Other Expenses                                                   3.01% (2)
Total Annual Fund Operating Expenses (before waivers)            3.91% (2)
__________________________________
(1) The Fund is a pure no-load fund. There are no fees or charges assessed by the Fund to buy or sell fund shares, reinvest income, or exchange into another Aegis Fund. There are no 12b-1 fees. However, investment broker/dealers may charge a fee or commission to execute purchases or sales of Fund shares through outside brokerage accounts, just as they may on any other securities transaction.

(2) The Advisor has entered into an expense limitation agreement with the Fund in order to limit the Total Annual Fund Operating Expenses of the Fund to 1.20% of the Fund s average daily net assets for the Fund s current fiscal year. The Fund has agreed to repay the Advisor for amounts waived or reimbursed by the Advisor pursuant to the expense limitation agreement provided that such repayment does not cause the Total Annual Fund Operating Expenses of the Fund to exceed 1.20% and the repayment is made within three years after the year in which the Advisor incurred the expense.

Example
   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the operating expenses of the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

           1 Year       3 Years       5 Years       10 Years
           ------       -------       -------       --------
            $122          $943        $1,781         $3,959

Your cost would be the same as stated above if you did not redeem your shares (there are no redemption fees for this Fund).



Additional Information About the Investment Strategies and Risks of the Fund

This section further describes the Fund s investment strategies and risks that are summarized in the section entitled Goals and Strategies.
The Fund may also use other techniques and invest in other securities and is subject to further restrictions and risks, which are described in the SAI.

Principal Investment Strategies
The Fund invests primarily in a diversified group of high-yield bonds, commonly known as junk bonds, that are rated below investment grade by independent credit rating agencies; that is, rated below Baa by Moodys, or BBB by S&P or Fitch, or unrated issues deemed by the Advisor to be of comparable quality. Bonds with these low ratings are speculative securities, and the risk of default is considered significant compared to higher quality bond issues.

Temporary Defensive Investments
The Advisor may take a temporary defensive position by holding cash or by investing in money market funds, repurchase agreements on government securities and other cash equivalents when the securities markets are experiencing excessive volatility or a prolonged general decline, or when other adverse conditions exist. Under these circumstances, the Fund may be unable to pursue its investment objectives because it may not invest or may invest less in securities that the Advisor believes are undervalued in the marketplace. The Funds defensive investment position may not be effective in protecting its value.

Portfolio Turnover
Because the market for high-yield bonds is more illiquid than the investment-grade bond market, the Advisor attempts to minimize the Fund s portfolio turnover, although bonds will be sold at any time if the Advisor determines such action to be in the best interest of Fund shareholders. Turnover is an indication of the frequency of portfolio trading. A high turnover rate may increase transaction costs, reduce the Fund s total return, and generate taxable capital gains that must be distributed to Fund shareholders. The Fund does not generally trade in securities for short-term profits.



Risk Factors

Credit Risk
Lower-rated bonds present significantly higher risk of default, which is a failure to make all payments of interest and principal in a timely manner. In a default situation there is also a risk that the eventual recovery value to bondholders may be, and usually is in the case of high-yield bonds, less than the bond s full value and accrued interest. Defaults, therefore, will generally reduce the income and value of the Fund s portfolio.

Whether or not there is an actual default, perceived changes in a bond s credit quality can cause a significant decrease or increase in the market value of the bond. In some cases a sudden event may dramatically alter the perceived or actual credit quality of a security.

The Fund attempts to reduce the impact of credit risk by maintaining a broadly diversified portfolio representing many types of issuers from many different industry groups.

The Advisor performs careful credit research on any security before it is purchased for the Fund, and then monitors the creditworthiness of the Fund s investments for any deterioration in quality. The Advisor also attempts to identify issues that are enjoying improving credit quality and thus have appreciation potential.

Interest Rate Risk
Bond prices move in the opposite direction of interest rates. Thus a period of rising interest rates will cause a bond portfolio to decline in value, and a period of falling interest rates will cause a bond portfolio to rise in value. During periods of rapidly rising interest rates the Fund s portfolio could decline in value. Investors should understand that interest rate cycles can be measured in many years, and that there have been long periods of time in the past when interest rates have been rising. Such time periods will make it more difficult for the Fund to achieve its investment goal of maximum total return.

Changes in interest rates can affect bond income as well as bond prices.
The Fund s monthly income will fluctuate with changes in interest rates. Falling interest rates will cause the Fund s income to decline, as maturing bonds are reinvested at lower yields. Investors should understand that the current yield on the Fund s portfolio may not accurately represent its potential long-term yield. To maximize the monthly income of the portfolio, the Advisor attempts to buy longer-term bonds when interest rates are falling and shorter-term bonds when rates are rising. These adjustments can help blunt the negative effects of interest rate changes, but cannot prevent fluctuation of the portfolio s income.

Liquidity Risk
The high-yield bond market is significantly less liquid than the investment-grade bond market. This creates a risk that the Fund may not be able to buy or sell the desired quantities of high-yield bonds at satisfactory prices, and that large purchases or sales of certain bonds may cause substantial price swings in the market for those securities.

The market values for high-yield securities are more volatile than those of higher quality bonds. Under adverse market or economic conditions, the secondary market for high-yield securities could contract, causing certain of such instruments to potentially become more difficult to sell, or ultimately, illiquid. Because there are fewer dealers in the market for high-yield securities, prices quoted on certain instruments may vary widely.

Liquidity risk impacts the Fund by placing high transaction costs and risks on portfolio turnover, and therefore may force the Fund to keep a portion of its assets in cash or liquid securities to minimize the need for frequent portfolio trading. These portfolio effects could make it more difficult for the Fund to achieve its investment goals.

High Yield Security Risk
Investment in high-yield securities can involve a substantial risk of loss. These securities, which are rated below investment grade, are considered to be speculative with respect to the issuer s ability to pay interest and principal and they are susceptible to default or decline in market value due to adverse economic and business developments. The market values for high-yield securities tend to be volatile and these securities are generally much less liquid than investment-grade debt securities.

Market Risk
The high yield bond market is significantly more volatile and is a much smaller market than the investment-grade bond market. The entire high-yield bond market can experience sharp and sudden swings. These swings might be caused by rapid changes in market psychology, volatility in the stock market, changes in securities regulations, changes in economic conditions, a highly-publicized default, or changes in asset allocations by major institutional investors.

It is difficult for the Advisor to consistently protect the Fund s portfolio from general market risk. It is not an operating policy of the Fund to incur the expense of hedging against changes in the value of the Fund s portfolio. Investors should expect fluctuations in the price of the Fund s shares due to general market swings, and some of these fluctuations will be sudden and unexpected.

Foreign Investment Risk
Foreign securities involve special risks and costs. Investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their debt. Direct investments in foreign securities may involve higher costs than investment in U.S. securities, including higher taxes, transaction and custody costs.

Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on investment income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Currency exchange rates may fluctuate significantly, causing the Fund s net asset value to fluctuate as well. A decline in the value of a foreign currency relative to the U.S. dollar will reduce the value of a foreign currency-denominated security.

Prepayment Risk
Most high-yield bonds may be called by the issuer prior to final maturity. The Fund may experience reduced income when an issuer calls a bond held by the Fund earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will have to reinvest the proceeds in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Fund s income, total return and share price.

Defaulted or Bankrupt Securities Risk
When a bond issuer encounters financial distress, it may default on bond payments or file a bankruptcy petition. Defaulted or bankrupt bonds are typically replaced with new securities, either shares of stock or a new bond issue, as part of a financial restructuring or bankruptcy reorganization. The risks in these securities include: loss of income, uncertain timing of implementing a new financing plan, legal uncertainties, variations in state bankruptcy laws, difficulty of valuing the assets of a distressed company, possible management changes, and risks in the amount of and value of new securities to be received. Some companies do not recover from severe financial distress and are liquidated; these situations may result in a total loss of the Fund s investment in the security.

Leveraging/Borrowing Risk
Borrowings by the Fund will involve leveraging the value of the Fund s assets. Leveraging will exaggerate changes in the net asset value of the Fund s shares and in the yield on the Fund s portfolio. If the securities held by the Fund decline in value while these borrowings are outstanding, the Fund s net asset value will decline in value by proportionately more than the decline in value of the securities. Interest costs will also reduce the net income from the Fund s assets.

Convertible Securities Risk
Convertible securities generally offer lower interest or dividend yields than non-convertible securities of comparable quality. The market values of convertible securities may decline as interest rates increase. The value of a convertible security may also be adversely affected as a result of economic and market developments involving the issuer or its common stock price.

Equity Investment Risk
To the extent the Fund invests in common stocks, it may be particularly subject to the risks of changing economic, stock market, industry and company conditions, currency exchange rates and the risks inherent in the ability of management to anticipate any changes that can adversely affect the value of the Fund s common stock holdings. In addition, the interests of common stock holders are typically subordinated to the interests of other senior shareholders, such as preferred shareholders, as well as to the interests of general creditors of the issuer.

Manager Risk
The Advisor pursues the highest total return with an emphasis on high current income for Fund shareholders. The Advisor seeks to minimize the risks of high-yield bonds by using a disciplined management approach, diversifying the Fund s portfolio and doing careful credit research.
The performance of individual high-yield bond issues can vary widely.
There could be periods of time when, despite careful research and analysis, poor security selection by the Advisor will cause the Fund to perform worse than other funds with similar investment objectives. Similarly, periods of notably strong performance may not be sustainable, and therefore should not be the sole criteria for an investor s decision to invest in the Fund. Also, the Advisor does not attempt to benchmark any bond index, and therefore the Fund could perform differently than other similar funds.
As with any mutual fund investment, there can be no guarantee that the Fund will achieve its investment goals.

Political and International Crisis Risk
From time to time, major political, international or military crises may occur which could have a significant effect on economic conditions and the financial markets. Such crises, depending on their timing, location and scale, could cause very high volatility in the financial markets and severely impact the operations of the Fund. A crisis could harm the value of the Fund s shares and harm the Advisor s ability to properly manage the Fund s portfolio, thereby increasing the potential of losses in the Fund.

Cash Reserves
The Advisor may hold a significant portion of the Fund s portfolio in cash or cash equivalent securities. If market conditions reduce the availability of securities with acceptable valuations, the Fund may, for extended periods, hold larger than usual cash reserves until securities with acceptable valuations become available. As a result, you may not achieve your investment objectives during such periods. Holding larger than usual cash reserves can penalize short-term performance in rising markets, but during market declines cash reserves may allow the Fund to purchase securities at discounted prices.


More detailed information about the Fund, its investment policies, risks and management can be found in the SAI.


Disclosure of Portfolio Holdings
A description of the Fund s policies and procedures with respect to the disclosure of the Fund s portfolio securities is available in the SAI which is available without charge on the Fund s website at http://www.aegisfunds.com and by calling the Fund at (800) 528-3780.


Management of the Fund

Organization
The Fund operates as a separate investment series of The Aegis Funds (the Trust), which is organized as a Delaware statutory trust and is registered with the U.S. Securities and Exchange Commission as an open-end investment company under the Investment Company Act of 1940 (1940 Act).

Investment Advisor
Aegis Financial Corporation (AFC), 1100 North Glebe Road, Suite 1040, Arlington, Virginia 22201, is the Fund s investment advisor. AFC, which has operated as a registered investment advisor since 1994, manages private account portfolios and has served as the Fund s investment advisor since the Fund s inception on January 1, 2004. The Advisor provides investment advisory services and order placement facilities for the Fund.

A discussion of the factors that the Board of Trustees considered in reapproving the Investment Advisory Agreement is included in the Fund s Semi-Annual Report for the period ended June 30, 2005.

Portfolio Manager
William S. Berno, Chartered Financial Analyst, is the lead portfolio manager of the Fund and a Managing Director of Aegis Financial Corp., which he co-founded in 1994. He has worked in the securities industry since 1979. Mr. Berno was a founding trustee and officer of the Fund and has been lead manager of the Fund since its inception. He took his degree from the University of Virginia in 1975 and earned an MBA with distinction from the University of Michigan in 1977.

Additional information about the portfolio manager s compensation arrangements, other accounts managed by the portfolio manager, and the portfolio manager s ownership of securities of the Fund is available in the SAI.

Advisor Compensation
The Fund pays to the Advisor a fee to manage the Fund s portfolio. For the fiscal year ended December 31, 2005, the Fund paid the Advisor an advisory fee of 0.90% of the average net assets of the Fund.

Fund Administrator
BGB Fund Services, Inc. (BGB), an affiliate of the Advisor, provides the Fund with transfer agency and related shareholder administrative services. Pursuant to a Fund Services Agreement, the Fund pays BGB a fee equal on an annual basis to 0.20% of the Fund average daily net assets for these services.

UMB Fund Services, Inc. (UMBFS) provides the Fund with accounting and administrative services. Pursuant to a Fund Accounting Agreement, the Fund pays UMBFS a fee equal on an annual basis to 0.05% of the Fund s average daily net assets, subject to a minimum annual fee for these services.





About Your Account

How to Purchase Shares

Fund shares may be purchased directly from the Fund, or through an existing brokerage account held by the investor if the broker has an agreement with the Fund. The Fund reserves the right to reject any specific purchase order and to suspend the offering of Fund shares to new or existing investors. You may only purchase shares if the Fund is eligible for sale in your state or jurisdiction.

The minimum initial investment in the Fund is $10,000, although for IRA accounts the minimum initial investment is $4,000. The minimum subsequent purchase amount is $1,000. The Fund reserves the right to change its investment minimums at any time.

The price paid for shares is the net asset value per share (NAV) next determined following the receipt of the purchase order in proper form by the Fund. Proper form is defined as including all required account information and payment, or instructions for payment by wire or from a broker.

A request in proper form must include the following:

1.  The name of the Fund and the shareholder account number, if issued.
2.  The amount of the transaction (specified in dollars or shares).
3.  Signatures of all owners, exactly as they are registered on the account.
4. Other supporting legal documentation that may be required, in the case of trusts, corporations, associations, partnerships, estates, retirement plans and certain other accounts.

Any purchase orders or funds received after the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time) will be processed at the next business day s closing NAV.

All shares (including reinvested dividends and distributions) are issued in full and fractional shares rounded to the third decimal place. No share certificates will be issued except for shareholders who are required by regulation to hold certificates. Instead, an account will be established for each shareholder and all shares purchased will be held in book entry form by the investor s brokerage firm or by the Fund, as the case may be. Any transaction in an account, including reinvestment of dividends and distributions, will be confirmed in writing to the shareholder.

Calculation of Net Asset Value
The Fund s NAV is calculated at the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each day the NYSE is open for business. The NAV is determined by dividing the total closing market value of the Fund assets (i.e., portfolio investments, cash, other assets, and accrued income), less Fund liabilities (i.e., accrued expenses and other liabilities), by the number of outstanding shares of the Fund.

In determining the NAV, securities held by the Fund are valued based on market quotations or on data furnished by an independent pricing service. Certain short-term debt instruments used to manage the Fund cash are valued on the basis of amortized cost. Securities for which market quotations or pricing service information are not readily available may be carried at their fair value as determined in good faith under procedures established and supervised by the Board of Trustees.

Fair Value Pricing
The high-yield bond market is less liquid than the investment grade bond market. The Fund from time to time invests in securities that are not actively traded. Securities for which market quotations are not readily available or are not reliable are carried at their fair value as determined in good faith by the Fund, under the supervision of the Board of Trustees of the Fund.

The Fund uses fair value pricing to, among other things, protect long-term Fund investors from certain short-term investors who may seek to take advantage of the Fund by exploiting discrepancies between a security s market quotations that may no longer be accurate, and the current fair value of that security. Because the Fund may own foreign securities and because the Fund has adopted fair value pricing procedures, the NAV is subject to change at certain times when the U.S. stock market may not be open.


-------------------------------------------------------------------------
IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account, and to determine whether such person s name appears on government lists of known or suspected terrorists and terrorist organizations.

What this means for you:  When you open an account, the Fund must obtain your name, physical residential address, date of birth,
Social Security number and other information that will allow us to identify you. We may also ask to see your drivers license or other identifying documents. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other third-party services. Additional information may be required to open accounts for corporations and other non-natural persons.
-------------------------------------------------------------------------


Purchasing Shares Through A Broker
Some brokers have agreements with the Fund to offer Fund shares. Brokers may charge transaction fees for purchases and sales of the Fund. Contact your broker for additional information regarding availability of the Fund and any transaction fees they may charge for Fund purchases. Your purchase order will be processed at the NAV next determined after receipt of your order in proper form by the broker. See the definition of proper form under the section How to Purchase Shares presented above.

Direct Investment -- Opening an Account
To purchase shares directly from the Fund, an Account Application must be completed and signed.

Note: There are specific Account Applications required for new IRA accounts, Roth IRA accounts, and transfers of IRA accounts from other custodians. Please visit the Fund website at http://www.aegisfunds.com, or call the Fund at (800) 528-3780 to obtain the correct Account
Application.

To open an account at the Fund by mail, simply complete and return the appropriate Account Application with a check made payable to Aegis High Yield Fund. If you have any questions about the Fund or need assistance with your application, please call the Fund at
(800) 528-3780. Certain types of investors, such as trusts, corporations, associations, partnerships or estates may be required to furnish additional documents when they open an account. These documents may include corporate resolutions, trusts, wills, partnership agreements, trading authorizations, powers of attorney, or other documents.

Account Application(s) and checks should be mailed to:

Aegis High Yield Fund
1100 North Glebe Road, Suite 1040
Arlington, Virginia  22201

Note: Unless specified differently, accounts with two or more owners will be registered as joint tenants with rights of survivorship. To make any ownership changes to a joint account, all owners must agree in writing, regardless of the law in your state.

To open a regular account at the Fund and wire money for the initial investment, please complete and sign an Account Application, and before wiring the money, call the Fund at (800) 528-3780 to provide your name and the name of the bank from which you are wiring money. You should be aware that heavy traffic over the Federal Reserve System may delay the arrival of purchase orders made by wire. Money should be wired to:

UMB Bank, n.a.
ABA # 101-000-695
FBO:  Aegis High Yield Fund
Account # 9871063135
(Also include your name in the wiring instructions)


Direct Investment -- Purchasing Additional Shares
To add money to an existing account held at the Fund, make your check payable to Aegis High Yield Fund, indicate your account number on the check, and mail it to the Fund at the above address. You may also wire money to UMB Bank per the instructions immediately preceding this paragraph. Prior to wiring money to purchase additional shares of the Fund, please contact the Fund to provide your name, Fund account number, and the name of the bank from which you are wiring money.

Additional Information Regarding Direct Purchases
All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. The Fund will not accept a check endorsed over by a third party. A charge of $25.00 will be imposed if any check used for the purchase of shares is returned unpaid. Investors who purchase Fund shares by check may not receive redemption proceeds until there is reasonable belief that the check has cleared, which may take up to fifteen calendar days after payment has been received.


How to Redeem Shares

How to Redeem Shares through a Broker
Shareholders may sell Fund shares held in a brokerage account by entering a redemption transaction through their broker. If a shareholder redeems shares of the Fund held in an account with a broker-dealer, he or she should be aware that there may be a charge to the shareholder for such services.

You may transfer your shares from the street or nominee name account of one broker-dealer to another, as long as both broker-dealers have an agreement with the Fund. The transfer will be processed after the Fund receives authorization in proper form from your delivering securities dealer.

How to Redeem Shares from Direct Investment
Account holders investing directly with the Fund may redeem shares as described below on any day the Fund is open for business. Shares will be redeemed at the next determined NAV after the Fund receives the redemption request in proper form. Redemption requests received after the close of trading on the NYSE will be processed at the closing NAV for the following business day. Redemption requests must be in writing and sent to the Fund via mail or fax. The Fund does not accept telephone redemptions of shares.

To redeem shares from your Fund account, send a request in proper form to the Fund at:

Aegis High Yield Fund
1100 North Glebe Road, Suite 1040
Arlington, Virginia  22201
Fax:  (703) 528-1395

A redemption request in proper form must include the following:

1. The name of the Fund and the shareholder account number.
2. The amount of the transaction (specified in dollars or shares).
3. Signatures of all owners, exactly as they are registered on the account.
     Note: For redemptions with a value greater than $25,000, all shareholder signatures must be guaranteed. Each shareholder signature for redemptions larger than $25,000 must be guaranteed by an eligible guarantor institution as such term is defined in Rule 17Ad-15 under the Securities and Exchange Act of 1934, which includes FDIC-insured banks, most securities firms, most credit unions, or other eligible guarantors. A notary public is not an acceptable guarantor.
4.  Share certificates, if held by the shareholder.
5. Other supporting legal documentation that may be required, in the case of trusts, corporations, associations, partnerships, estates, retirement plans and certain other accounts.

If you have any questions about what is required for your redemption request, please call the Fund at (800) 528-3780. Payment will normally be made by the Fund within one business day, but not later than seven calendar days after receipt of the redemption request. However, payment of redemption proceeds for recently purchased shares may be delayed until the purchase check has cleared, which may be up to fifteen days from the date of purchase.

In unusual circumstances, the Fund may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.


How to Exchange Shares

Shares of the Fund may be exchanged for shares of the Aegis Value Fund. All exchange requests must be in writing. An exchange between funds is a sale and purchase transaction, and therefore is a taxable event. The written exchange request should be in proper form, as described in How to Redeem Shares. The Fund does not accept telephone exchanges of shares. Exchanges are processed at the respective NAV of each fund next determined after the receipt of the exchange request.

Excessive exchanges can harm the management of the Fund and increase the Fund s costs for all shareholders. Therefore, in order to maintain a stable asset base in the Fund and to reduce administrative expenses borne by the Fund, the Fund permits no more than four exchanges per account, tax identification number, Social Security number or related investment group into or out of the Fund in any one-year period. The Fund reserves the right to revise or terminate the exchange privilege, limit the amount of any exchange, or reject any exchange, at any time for any reason.


Additional Information Regarding Purchases and Redemptions

The Fund Reserves the Right to Redeem In Kind
The Fund has elected to be governed by Rule 18f-1 of the 1940 Act. As a result of this election, the Fund will pay all redemptions up to the lesser of $250,000 or 1% of Fund assets in cash that are requested by a shareholder during any 90-day period. More information on redemption in kind is available in the SAI.

Retirement Distributions
A request for distribution from an IRA or other retirement account may be delayed by the Fund pending proper documentation and ascertaining the withholding requirement applicable to the distribution. If a shareholder does not want tax withholding from distributions, the shareholder may state in the distribution request that no withholding is desired and that the shareholder understands that there may be a liability for income tax on the distribution, including penalties for failure to pay estimated taxes.

Wire Transfer of Redemption Proceeds
Shareholders can request to have redemption proceeds wired to a specified bank account, but full and complete wire instructions must be included in the written redemption request. The custodian of the Fund will charge a fee to make the wire transfer.

Account Minimum
The Fund requires that a shareholder maintain a minimum of $1,000 in an account to keep the account open. The Fund may, upon 30 days prior written notice to a shareholder, redeem shares in any account other than a retirement account if the account has an asset value less than $1,000.

Responsibility for Fraud
The Fund will not be responsible for any account losses due to fraud, so long as we reasonably believe that the person transacting on an account is authorized to do so. Please protect your account information and keep it private. Contact the Fund immediately about any transactions that you believe to be unauthorized.

Frequent Purchases and Redemptions of Fund Shares (Market Timing) Frequent purchases and redemptions of Fund shares by Fund shareholders may present risks for other shareholders of the Fund. These risks are dilution in the value of Fund shares held by long-term shareholders, interference with the efficient management of the Fund s portfolio, and increased brokerage and administrative costs.

The Fund s Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. These policies and procedures take into account the relatively low volatility of the Fund s NAV, the Fund s investment of at least a portion of its assets in liquid securities, and the Fund s limitations on exchange privileges. The Board has determined that frequent purchases and redemptions of Fund shares has not been, and is not likely to be, a material operating issue during the life of the Fund.

The Fund does not encourage, nor does it discourage, frequent purchases and redemptions of Fund shares. The Fund has no arrangements with any party permitting frequent purchases and redemptions of Fund shares. The Fund reserves the right to reject purchases or exchanges or to close shareholder accounts based on a history of frequent large purchases and redemptions of Fund shares. For example, if a shareholder account has purchases and redemptions of a material amount within five or fewer business days, the Fund may, but is not obligated to, reject additional purchases or exchanges or close the shareholder s account.

In consultation with the Fund s Chief Compliance Officer, the Fund administrator will determine the parameters to use in monitoring the intervals between and levels of purchases and redemptions. The Fund administrator monitors shareholder accounts, including omnibus accounts, on a regular basis.

Omnibus account arrangements are common forms of holding shares of the Fund, particularly among certain financial intermediaries, such as brokers. These arrangements often permit the financial intermediary to aggregate their clients transactions and ownership positions. In these circumstances, the identity of the shareholders is not known to the Fund. With respect to the omnibus accounts, the Fund administrator will rely on reports provided by the financial intermediary. In addition, the Fund is seeking to enter into agreements with the intermediaries that will require an intermediary to provide the Fund with information, upon the Fund s request, about shareholders identities and their transactions in Fund shares. These agreements would also require a financial intermediary to execute instructions from the Fund to restrict or prohibit further purchases or exchanges of Fund shares by a shareholder that the Fund administrator has identified as having engaged in impermissible market timing.



Dividends and Distributions

The Fund expects to declare and pay income dividends monthly, representing substantially all of the net investment income of the Fund. Capital gains, if any, may be distributed annually by the Fund, generally in December.
The amount of the Fund distributions will vary and there is no guarantee the Fund will pay dividends. To receive a distribution, you must be a shareholder of the Fund on the record date. The record dates for the Fund s distributions will vary. Please keep in mind that if you invest in the Fund shortly before the record date of a distribution, any distribution will lower the value of the Fund shares by the amount of the distribution and the amount of the distribution may be taxable.

Distributions may be taken in cash or in additional shares at net asset value. Dividends and capital gain distributions will be automatically reinvested in additional shares of the Fund unless a shareholder has elected, by written notice to the Fund, to receive dividends and capital gain distributions in cash.


Tax Consequences of Investment

The Fund generally intends to operate in a manner such that it will not be subject to federal income tax on its income. Generally, distributions from the net investment income of the Fund and short-term capital gains are treated as ordinary income for tax purposes, and long-term capital gain distributions are treated as long-term capital gains, regardless of how long shares have been held. Distributions from the Fund are taxable when paid, whether a shareholder takes them in cash or reinvests them in additional shares, except that distributions declared in October, November or December and paid in January are taxable as if paid on December 31. Each January, the Fund or your custodian broker will mail a statement that shows the tax status of the distributions you received for the previous year.

Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains and from certain qualifying dividends. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by the Fund are generally taxed to individual taxpayers:

* Distributions of earnings from qualifying dividends and long-term capital gains will be taxed at a maximum rate of 15%.

* A shareholder will also have to satisfy a 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

* Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

Taxation Upon Sale of Shares
The redemption of shares of the Fund is a taxable event, and a shareholder may realize a capital gain or a capital loss. The Fund or your custodian broker will report to redeeming shareholders the proceeds of their sales. The individual tax rate on any gain from the sale of your shares depends on how long you have held your shares. The Fund is not responsible for computing your capital gains or capital losses on the redemption of shares. Fund distributions and gains from the sale of Fund shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding tax. You should consult your own tax adviser concerning the tax consequences of an investment in the Fund.

Backup Withholding
By law, some Fund shareholders may be subject to tax withholding on reportable dividends, capital gains distributions, and redemption proceeds. Generally, shareholders subject to this backup withholding will be those for whom a taxpayer identification number is not on file with the Fund; or who, to the Fund s knowledge, have furnished an incorrect number; or from whom the IRS has instructed the Fund to withhold tax. In order to avoid this withholding requirement, you must certify on the Account Application that the taxpayer identification number provided is correct and that the investment is not otherwise subject to backup withholding, or is exempt from backup withholding.


Shareholder Accounts and Services

Account Information
The Fund will establish an account for each shareholder purchasing shares directly from the Fund, and send written confirmation of the initial purchase of shares and any subsequent transactions. When there is any transaction in the shareholder account, such as a purchase, redemption, change of address, reinvestment of dividends and distributions, or withdrawal of share certificates, a confirmation statement will be sent to the shareholder giving complete details of the transaction.

Annual Statements
The Fund will send an annual account statement to each shareholder showing the distributions paid during the year and a summary of any other transactions. The Fund will also provide year-end tax information mailed to the shareholder by January 31 of each year, a copy of which will also be filed with the Internal Revenue Service.

Fund Reports
The financial statements of the Fund with a summary of portfolio composition and performance, along with the management letter to shareholders, will be mailed to each shareholder twice a year.

Automatic Reinvestment
Unless the shareholder elects to receive cash distributions, dividends and capital gains distributions will automatically be reinvested without charge in additional shares of the Fund. Such distributions will be reinvested at the net asset value determined on the dividend or distribution payment date in full and fractional shares rounded to the third decimal place.

Fund Website
The Fund maintains a website for current and prospective investors which contains information about the Fund and its history. The Fund website address is http://www.aegisfunds.com.




Appendix


Ratings of Long-Term Corporate Securities


Moodys       S&P      Fitch        Definition
------      -----     -----        ----------
Aaa          AAA       AAA         Highest quality

 Aa           AA        AA         High quality

  A            A         A         Upper medium grade

Baa          BBB       BBB         Medium grade

 Ba           BB        BB         Speculative

  B            B         B         Highly speculative

Caa       CCC,CC    CCC,CC         Vulnerable to default

 Ca            C         C         Default is imminent

  C            D  DDD,DD,D         Probably in default




Financial Highlights
The financial highlights table is intended to help you understand the financial performance of the Fund for the past two years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by Briggs Bunting & Dougherty LLP, whose report, along with the Fund s financial statements, are included in the annual report, which is available upon request.


                                           For the years ended December 31
                                                     2005           2004
                                                     ----           ----
Per share data:

Net asset value - beginning of year                $10.14         $10.00

Income from investment operations
   Net investment income                             0.56           0.24

   Net realized and unrealized gain                  0.06 (2)       0.14
      on investments                                -----          -----

Total from investment operations                     0.62           0.38


Less distributions declared to shareholders:

   Net investment income                            (0.54)         (0.24)

   Net realized capital gains                       (0.05)         (0.00)
                                                   ------         ------
Total distributions                                 (0.59)         (0.24)

Net asset value - end of year                      $10.17         $10.14

Total investment return                             6.26%          3.86%


Ratios (to average net assets)/supplemental data:

Expenses after reimbursement and fees
    paid indirectly                                 1.20%          1.20%

Expenses before reimbursement and fees
    paid indirectly (1)                             3.91%          3.82%

Net investment income                               5.06%          2.69%

Portfolio turnover                                    31%            21%

Net assets at end of year (000's)                  $2,708         $3,034


(1) Ratio after expense reimbursement, before fees paid indirectly, is 1.20% for 2005 and 2004 respectively.

(2) The amount show for the year ended December 31, 2005 for a share outstanding throughout the year does not accord with the aggregate net losses on investments for that period because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.








                        AEGIS HIGH YIELD FUND
                  1100 North Glebe Road, Suite 1040
                     Arlington, Virginia  22201
                       Phone:  (800) 528-3780
                        Fax:  (703) 528-1395
                    Internet:  www.aegisfunds.com


FOR MORE INFORMATION:

You can learn more about the Aegis High Yield Fund in the following documents:

Annual/Semi-Annual Report to Shareholders

Additional information about the Fund s investments is available in the Fund s annual and semi-annual reports to shareholders. In the Fund s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund s performance during its last fiscal year.

Statement of Additional Information (SAI)

The Statement of Additional Information (SAI) contains more information about the Fund, its investments and policies, including the Fund s policies and procedures with respect to the disclosure of the Fund s portfolio holdings. It is incorporated by reference (and is legally a part of this prospectus).

For a free copy of the current annual/semi-annual report or the SAI, or to request other information about the Fund or to make shareholder inquiries, please call the Fund at (800) 528-3780 or visit the Fund s website at http://www.aegisfunds.com.

You can also obtain information about the Fund by visiting the SEC s Public Reference Room in Washington, D.C. (telephone 1-202-551-5850) or by sending your request and a duplicating fee to the SEC s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov. You may also visit the SEC s Internet site at http://www.sec.gov, where information about the Fund is available in the Commission s EDGAR database.


Investment Company Act file  # 811-21399













                     THE AEGIS FUNDS

                  AEGIS HIGH YIELD FUND

           STATEMENT OF ADDITIONAL INFORMATION

                     APRIL 28, 2006



This Statement of Additional Information (SAI) supplements the current Prospectus of Aegis High Yield Fund (the Fund) dated April 28, 2006. This SAI does not present a complete picture of the various topics discussed and should be read in conjunction with the Prospectus. Although this SAI is not itself a Prospectus, it is, in its entirety, incorporated by reference into the Prospectus. The audited financial statements included in the Fund s Annual Report to Shareholders for the fiscal year ended December 31, 2005 are incorporated herein by reference. A copy of the Prospectus or Annual or Semi-Annual Report to Shareholders may be obtained without charge by contacting the Fund at 1100 North Glebe Road, Suite 1040, Arlington, Virginia 22201
(800) 528-3780.  Please retain this document for future reference.




Table of Contents                                            Page

Description of the Fund and Its Investments and Risks          1
Management of the Fund                                         7
Proxy Voting Policy                                           10
Principal Holders of Shares                                   11
Investment Advisory Services                                  11
Distributor                                                   13
Fund Administrator and Transfer Agent                         13
Custodian                                                     13
Independent Registered Public Accounting Firm                 13
Brokerage Allocation                                          13
Organization and Capitalization	                              14
Purchase, Redemption and Pricing of Shares                    15
Tax Status                                                    15
Financial Statements                                          17
APPENDIX A: DESCRIPTION OF SECURITIES RATINGS                 19





Description of the Fund and Its Investments and Risks

The Aegis Funds (the Trust) is registered with the U.S. Securities and Exchange Commission (SEC) under the Investment Company Act of 1940, as amended (1940 Act), as an open-end management investment company. A board of six Trustees is responsible for overseeing the Trust s affairs. The Trust currently offers one investment series, Aegis High Yield Fund (the Fund). The Fund is a diversified fund. Shares of the Fund are sold and redeemed without any fees or sales charges; therefore, the Fund is a no-load mutual fund.

Fund Investment Policies

The following investment policies and limitations supplement those set forth in the Fund s Prospectus. As stated in the Prospectus, the Fund s investment goal is to seek maximum total return with an emphasis on high current income. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the Fund assets that may be invested in any security or other asset or sets forth a policy regarding quality standards, the percentage limitation or standard will be determined immediately after giving effect to the Fund s acquisition of the security or other asset. Accordingly, any subsequent change in values, net assets or other circumstances will not be considered in determining whether the investment complies with the Fund investment policies and limitations. It should be noted that Item 3 below regarding borrowing, and the limitation on ownership of restricted/illiquid securities discussed further below, will be applied at all times and not just at the initial time of the transaction.


Fundamental Investment Policies

The Fund's fundamental investment policies cannot be changed without the approval of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. Except for the fundamental investment policies set forth below, the Fund s investment goal, policies and limitations described in this SAI are operating policies and may be changed by the Board of Trustees without shareholder approval. However, shareholders will be notified sixty days prior to a material change in an operating policy affecting the Fund.

The Fund may not, as a matter of fundamental policy:
	(1) With respect to 75% of its total assets, (a) invest more than 5% of its total assets (taken at market value at the time of each investment) in the securities of any one issuer, nor (b) purchase more than 10% of the outstanding voting securities of an issuer, except that such restrictions shall not apply to securities issued or guaranteed by the U.S. government or its agencies.
	(2) Invest 25% or more of its total assets in securities or issuers in any one industry. This restriction does not apply to investments in obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities.
	(3) Borrow money, except that the Fund may (i) enter into reverse repurchase agreements, (ii) borrow money only from a bank and only in an amount up to one-third of the value of the Fund s total assets, and
(iii) borrow money in an additional amount up to 5% of the value of the Fund s assets on a secured or unsecured basis from banks for temporary or emergency purposes.
	(4) Loan money, except by the purchase of bonds and other debt obligations or by engaging in repurchase agreements. However, the Fund may lend its securities in an amount up to one-third of its total assets to qualified brokers, dealers or institutions (provided that such loans are fully collateralized at all times).
	(5) Issue senior securities, as defined in the 1940 Act.
	(6) Underwrite securities of others, except to the extent the Fund may be deemed to be an underwriter, under federal securities laws, in connection with the disposition of portfolio securities.
	(7) Purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing securities issued by entities or investment vehicles that own or deal in real property or interests therein, or instruments secured by real estate or interests therein.
	(8) Purchase or sell physical commodities or commodity futures contracts, except as permitted by the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

With respect to Item 8 above, while the Fund has reserved the authority to invest in commodities and commodities futures contracts to the extent permitted by the 1940 Act, the investment adviser has no present intention to utilize investments of this type for the Fund.

Temporary Defensive Position.
For temporary defensive purposes, the Fund may hold 100% of its total assets in cash reserves during times of unusual market volatility or a persistently declining market. At these times, the Fund will hold cash, money market funds, repurchase agreements on government securities, short-term government securities, government agency securities, or commercial paper with maturities generally less than sixty days. Such a temporary defensive position will mean that the Fund s portfolio will have a shorter weighted average maturity than normal (i.e. in the three-to-eight year range) and that typically yields on these short-term securities will be lower than the yields on the debt securities in which the Fund normally invests. A temporary defensive position may, therefore, be inconsistent with the Fund s investment goal.

Portfolio Turnover.
The Fund makes long-term investments and does not engage in any short-term trading strategies. The Fund calculates its portfolio turnover rate by dividing the lesser of portfolio purchases or portfolio sales, excluding short-term securities, by the average month-end value of portfolio securities owned by the Fund during the fiscal year. The Fund portfolio generally consists of intermediate-term high-yield bonds having a weighted average maturity in the three-to-eight year range.

While the Fund s portfolio turnover will vary from year to year based upon market conditions and factors affecting the particular securities held in the portfolio, it is anticipated that the Fund s average portfolio turnover will not exceed 50% annually. It is the intention of the Fund to hold its securities as long as they remain undervalued and to benefit from the lower transaction costs available to long-term holders of fixed income securities. However, when circumstances warrant, securities will be sold without regard to their holding period.

Disclosure of Portfolio Holdings.
To prevent the misuse of nonpublic information about the Fund s portfolio holdings, and provide fair disclosure to all investors, it is the policy of the Fund and its affiliated persons not to disclose to third parties nonpublic information of a material nature about the Fund s specific portfolio holdings.

Disclosure of nonpublic information about the Fund s specific portfolio holdings may be made only when the Fund has a legitimate business purpose for making the disclosure, such as making disclosures to the Fund s service providers to facilitate the performance of their duties to the Fund. Nonpublic information about the Fund s portfolio holdings is made available to the Fund s Advisor, brokers, custodian, printer, accountants, transfer agent and counsel and, as applicable, each of their respective affiliates and advisers. These service providers have either an explicit duty to keep the information confidential pursuant to a confidentiality agreement, or an implied duty to keep the information confidential pursuant to instructions from the Fund to keep the information confidential. In order for the Fund to disclose nonpublic information about specific portfolio holdings, in addition to a legitimate business purpose, the Fund must also have a reasonable belief that the recipient(s) will refrain from trading on the basis of material non-public information that may be included in these disclosures.

The Fund cannot guarantee that third parties will honor instructions or conform to explicit duties to keep non-public portfolio holdings informa-tion confidential. It is possible that a third party may not honor its confidentiality obligation, in which case the Fund may lose an investment advantage it might have otherwise had, had the third party honored its confidentiality agreement or honored the Fund s instructions.

In addition, the Fund s executive officers, or their designee(s), may authorize disclosure of the Fund s portfolio holdings to other persons after considering: the anticipated benefits and costs to the Fund and its shareholders, the purpose of the disclosure, and any conflicts of interest between the Fund s shareholders and the interests of the Advisor and any of its affiliates. Disclosure of non-public portfolio holdings to third parties may only be made if an executive officer determines that such disclosure is not impermissible under applicable law or regulation. If an executive officer has authorized the disclosure of the Fund s non-public portfolio holdings, the officer will promptly report such authorizations to the Fund s Chief Compliance Officer. The Chief Compliance Officer will report such authorizations to the Board. If the Board determines that the authorization was inconsistent with the Fund s policy, the Chief Compliance Officer will take appropriate actions to cease the disclosure.

The Fund has procedures for preventing the unauthorized disclosure of material nonpublic information about the Fund s portfolio holdings and prohibits any person from receiving compensation or consideration of any kind in connection with any disclosures of portfolio holdings. The Fund and the Advisor have adopted a code of ethics that prohibits Fund or advisory personnel from using non-public information for their personal benefit.

The Fund publicly files a portfolio report on a quarterly basis, either by way of a shareholder report or a filing on Form N-Q, within 60 days of the end of each fiscal quarter. These reports are available to the public on the Fund s website or by calling the Fund s toll-free telephone number.


Investment Policies, Principal Investment Strategies and Risk Factors

Principal Investment Strategies

Lower-Rated Debt Securities.
Under normal circumstances, the Fund invests at least 80% of its assets in high yield fixed income securities. The Fund invests in a diversified portfolio of lower-quality, high-risk U.S. and foreign corporate bonds, commonly referred to as high-yield bonds (or junk bonds) that are rated below investment grade by Moodys Investor Service, Inc. (Moodys),
Standard & Poors Corporation (S&P), or Fitch Ratings (Fitch) (which may include bonds having default credit ratings), or that are unrated but are considered by the Fund s investment advisor, Aegis Financial Corporation (the Advisor), to be of comparable quality.

High-yield bonds have speculative characteristics, and changes in economic conditions or other circumstances are much more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. For purposes of the Fund s 80% investment strategy, assets of the Fund means net assets plus the amount of any borrowings for investment purposes. See Appendix A for further information on credit ratings. The Fund may also invest up to 20% of its assets in other types of investments that are in addition to its investments in lower-rated debt securities. Due to the nature and amount of the Fund assets that may be committed to such other investments, the Fund does not designate any investment strategies as non-principal strategies.


Risk Factors.
The following special considerations are additional risk factors associated with the Fund investments in lower-rated debt securities:

(1)  Youth and Growth of the Lower-Rated Debt Securities Market.
The market for lower-rated debt securities is relatively new and its growth has paralleled a long economic expansion. Past experience may not, therefore, provide an accurate indication of future performance of this market, particularly during periods of economic recession. An economic downturn or increase in interest rates is likely to have a greater negative effect on this market, the value of lower-rated debt securities in the Fund portfolio, the Fund s net asset value and the ability of the bond issuers to repay principal and interest, meet projected business goals, and obtain additional financing than on higher-rated securities. These circumstances also may result in a higher incidence of defaults than with respect to higher-rated securities. An investment in the Fund is more risky than investment in shares of a fund that invests only in higher-rated debt securities.

(2)  Sensitivity to Interest Rate and Economic Changes.
Prices of lower-rated debt securities may be more sensitive to adverse economic changes or corporate developments than higher-rated investments. Debt securities with longer maturities, which may have higher yields, may increase or decrease in value more than debt securities with shorter maturities. Where it deems it appropriate and in the best interests of Fund shareholders, the Fund may incur additional expenses to seek recovery on a debt security on which the issuer has defaulted and to pursue litigation to protect the interests of Fund shareholders.

(3)  Liquidity and Valuation.
Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be more market price volatility for these securities and limited liquidity in the resale market. Nonrated securities are usually not as attractive to as many buyers as rated securities are, a factor that may make nonrated securities less marketable. These factors may have the effect of limiting the availability of the securities for purchase by the Fund and may also limit the ability of the Fund to sell such securities at their fair value either to meet redemption requests or in response to changes in the economy or the financial markets.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-rated debt securities, especially in a thinly traded market.
To the extent the Fund owns or may acquire illiquid or restricted lower-rated securities, these securities may involve special registration responsibilities, liabilities, costs, and liquidity and valuation difficulties. Changes in values of debt securities owned by the Fund will affect its net asset value per share. If market quotations are not readily available for the Fund s lower-rated or nonrated securities, these securities will be valued by a method that the Board of Trustees believes accurately reflects fair value. Judgment plays a greater role in valuing lower-rated debt securities than with respect to securities for which more external sources of quotations and last sale information are available.

Foreign Securities.
The Fund may invest directly in foreign securities. Financial market fluctuations in any country where the Fund has investments will likely affect the value of the securities that the Fund owns in that country. These movements will affect the Fund s share price and investment performance. The political, economic, and social structures of some countries may be less stable and more volatile than those in the United States. The risks of foreign markets include currency fluctuations, possible nationalization or expropriation of assets, extraordinary taxation or exchange controls, political or social instability, unfavorable diplomatic developments, and certain custody and settlement risks. In addition to these risks, many foreign markets have less trading volume and less liquidity than the U.S. markets, and therefore prices in foreign markets can be highly volatile.

Foreign markets may also have less protection for investors than the U.S. markets. Foreign issuers may be subject to less government supervision. It may also be difficult to enforce legal and shareholder rights in foreign countries. There is no assurance that the Fund will be able to anticipate these risks or counter their effects.

Defaulted or Bankrupt Securities.
The Fund may invest in securities that are in, have been in or about to enter default or bankruptcy or are otherwise experiencing severe financial or operational difficulties. Investment by the Fund in defaulted securities poses the risk of loss should nonpayment of principal and interest continue in respect of such securities. Even if such securities are held to maturity, recovery by the Fund of its initial investment and any anticipated income or appreciation will be uncertain. If an issuer of a security defaults, the Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty would likely result in increased volatility for the market prices of lower quality securities as well as the Fund s net asset value.

Although defaulted or bankrupt securities may already be trading at substantial discounts to prior market values, there is significant risk that the financial, legal or other status of the issuer may deteriorate even further. Access to financing is more difficult for distressed issuers, and relationships with customers and vendors often get worse as the issuer s financial posture weakens. Financial restructurings are subject to numerous factors beyond the control or anticipation of any of the parties involved, and the eventual timing and form of restructuring may be far different than anticipated by the Advisor.

Furthermore, publicly available information concerning defaulted or bankrupt securities is often less extensive and less reliable in comparison to other securities. Consequently, the market for these assets is often inefficient in comparison to securities traded on major securities exchanges and short-term volatility can be extreme.

Borrowing and Leveraging.
The Fund may borrow up to 33 1/3% of its assets in order to meet redemption requests or to make investments (a practice known as leveraging). Borrowing may be unsecured. The 1940 Act requires the Fund to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund will be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowed funds are subject to interest costs that may or may not be offset by amounts earned on the borrowed funds. The Fund may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. The Fund may, in connection with permissible borrowings, transfer, as collateral, its portfolio securities. The Fund may also borrow money in an additional amount up to 5% of the value of its assets at the time of such borrowings for temporary or emergency purposes.

The Fund may use leverage to increase potential returns. Leverage involves special risks and may involve speculative investment techniques. For example, leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund portfolio.
Money borrowed for leveraging will be subject to interest costs that may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased, which will reduce net income.

Lending of Portfolio Securities.
To enhance the return on its portfolio, the Fund may lend up to 33 1/3% of its total assets to securities firms and financial institutions, provided that each loan is secured continuously by collateral in the form of cash, high quality money market instruments or short-term
U.S. Government securities adjusted daily to have a market value at least equal to the current market value of the securities loaned. These loans are terminable at any time, and the Fund will receive any interest or dividends paid on the loaned securities. The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to the Fund due to (i) the inability of the borrower to return the securities, (ii) a delay in recovery of the securities, or
(iii) loss of rights in the collateral should the borrower fail financially. In determining whether the Fund will lend securities, the Advisor will consider all relevant facts and circumstances. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions that the Advisor has determined are qualified under the creditworthiness guidelines established by the Board.

Restricted/Illiquid Securities.
The Fund may invest in securities acquired in a privately negotiated transaction directly from the issuer or a holder of the issuer s securities and which, therefore, could not ordinarily be sold by the Fund except in another private placement or pursuant to an effective registration statement under the Securities Act of 1933 or an available exemption from such registration requirements, which may include Rule 144A securities.
Rule 144A securities are securities that are restricted as to resale among those eligible institutional investors that are referred to in Rule 144A under the Securities Act of 1933 as qualified institutional buyers (or QIBs). The Fund will not invest in any such restricted or illiquid securities which will cause the then aggregate value of all such securities to exceed 15% of the value of the Fund s net assets, and such limitation will apply at all times, not just at the time of initial purchase. Restricted and illiquid securities will be valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value. The Board of Trustees has delegated to the Adviser the duty for determining the value of the Fund s securities, including any restricted or illiquid securities held by the Fund. The purchase price, subsequent valuation and resale price of restricted securities normally reflect a discount from the price at which such securities trade when they are not restricted, since the restriction makes them less marketable. The amount of the discount from the prevailing market price will vary depending upon the type of security, the character of the issuer, the party who will bear the expenses of registering the restricted securities, and prevailing supply and demand conditions. Investments in restricted and illiquid securities involve certain risks. Investments in Rule 144A securities could have the effect of increasing the amount of the Fund s assets invested in illiquid securities if QIBs are unwilling to purchase these Rule 144A securities and they must be deemed illiquid. Illiquid securities may be difficult to dispose of at a fair price when the Fund believes that it is desirable and timely to do so. The market prices of illiquid securities are generally more volatile than those for more liquid securities.



Management of the Fund

Board of Trustees.
The operations of the Trust are supervised by its Board of Trustees, who are responsible for representing the interests of the Fund s shareholders. The Trustees duties are established by state and federal law. In general, Trustees have a duty to exercise care and prudent business judgment in their oversight of the Fund. Trustees also have a duty to exercise loyalty to the Fund s shareholders which requires them to act in good faith, avoid unfair dealing, and resolve any conflicts of interest in favor of the Fund and its shareholders.

The Board has six members, four of whom are independent of the Fund s management (Independent Trustees). The two remaining Trustees are also officers and directors of the Advisor and are, therefore, considered to be interested persons as that term is defined in Section 2(a)(19) of the 1940 Act (Interested Trustees). The Board annually elects the officers of the Trust to actively supervise the day-to-day operations of the Trust. The Trustees serve for an indefinite period.

Information about each officer and Trustee of the Trust is provided in the table below:

Name, Age,      Position(s) Held  Principal Occupation  Number of   Other
and Address      with Fund and    During Past 5 Years  Portfolios  Directorships
                Length of Time                           in Fund    Held by
                    Served                               Complex    Trustee
                                                        Overseen
                                                        By Trustee
-------------   ----------------  --------------------   --------   -----------

*INDEPENDENT TRUSTEES
Edward P.     Trustee since 2003  Attorney with the law       2          None
Faberman                          firm of Wiley Rein &
Age: 59                           Fielding since 2005;
1776 K St. NW                     Attorney with the law
Washington, DC                    firm of Ungaretti &
20006                             Harris 1996-2005.

Eskander      Trustee since 2003  Sr. Vice Pres. Of Enter-    2          None
Matta                             prise Internet Services,
Age: 35                           Wells Fargo & Co. since
550 California Street             2002; Director of Strategic
Second Floor                      Consulting, Cordiant
San Francisco, CA                 Communications Group in
94111                             2001.

Albert P.     Trustee since 2003  President and founder of    2          None
Lindemann III                     Redan Capital Partners
Age: 43                           (real estate investments)
201 N. Tryon Street               since 2006; Real estate
Suite 2680                        analyst with Faison Enter-
Charlotte, NC                     prises, 2000-2006.
28202

David A.      Trustee since 2006  Institutional equity sales  2          None
Giannini                          and research with Scarsdale
Age: 52                           Equities since 2006; Insti-
30 Rockefeller Plaza              tutional equity sales and
Suite 4250                        research with Sanders Morris
New York, NY  10112               Harris, 1997-2006.

**INTERESTED TRUSTEES
William S.      President and     President and Managing      2          None
Berno           Trustee since     Director of Aegis Financial
Age: 52         2003              Corp. since 1994.
1100 N. Glebe Rd.
Suite 1040
Arlington, VA 22201

Scott L.        Treasurer and     Treasurer and Managing      2          None
Barbee          Trustee since     Director of Aegis Financial
Age: 34         2003              Corp. since 1997.
1100 N. Glebe Rd.
Suite 1040
Arlington, VA 22201

OFFICERs OF THE FUND WHO ARE NOT ALSO A TRUSTEE
Paul Gambal     Secretary since   Chairman, Secretary and     N/A         N/A
Age: 46         2003              Managing Director of
1100 N. Glebe Rd.                 Aegis Financial Corp.
Suite 1040                        since 1994.
Arlington, VA 22201

Skyler S.       Chief Compliance  Compliance Officer of       N/A         N/A
Showell         Officer since     Aegis Financial Corp.
Age: 31         2004              since 2003; Compliance
1100 N. Glebe Rd.                 consultant 2002-2003;
Suite 1040                        law student 2001.
Arlington, VA 22201

*The Independent Trustees are those Trustees that are not considered interested persons of the Fund, as that term is defined in the 1940 Act.

**Mr. Berno and Mr. Barbee are each considered to be Interested
Trustees because of their affiliation with the Advisor.


Committees of the Board.
The Board has an Audit Committee, a Nominating and Corporate Governance Committee and a Valuation Committee. The Audit Committee oversees the Trust s accounting and financial reporting policies and practices and oversees the quality and objectivity of the Trust s financial statements and the independent audit thereof. The Committee also pre-approves of all audit and non-audit services to be provided by the independent auditors. The members of the Audit Committee include all of the Board s Independent Trustees: Messrs. Faberman (Chairperson), Giannini, Matta and Lindemann. The Audit Committee met once during fiscal year 2005.

The Nominating and Corporate Governance Committee, also comprised of all of the Independent Trustees, evaluates the qualifications of candidates and makes nominations for Independent Trustee membership on the Board. In addition, this Committee also performs various tasks related to Board governance procedures, including, without limitation, periodically reviewing Board composition and Trustee compensation, reviewing the responsibilities of Board committees and the need for additional committees. The Nominating and Corporate Governance Committee does not consider nominees recommended by shareholders. The Nominating and Corporate Governance Committee did not meet during fiscal year 2005.

The purpose of the Valuation Committee, which is also comprised of all of the Independent Trustees, is to oversee the implementation of the Trust s valuation procedures and to make fair value determinations on behalf of the Board as specified in the valuation procedures. The Valuation Committee did not meet during fiscal year 2005.




Share Ownership by Trustees.
As of December 31, 2005, the Trustees of the Fund owned the following dollar amounts of shares in the Fund and Fund complex:

                      Dollar Range of          Aggregate Dollar Range of
                      Equity Securities        Equity Securities in All
                      In the Fund              Funds Overseen by Trustee
                                               In Family of Investment
Name of Trustee                                Companies
---------------       -----------------        --------------------------

Independent Trustees:

Edward P. Faberman     $10,001-$50,000             $50,001-$100,000

Eskander Matta              None                    $10,001-$50,000

Albert P. Lindemann III     None                         None

David A. Giannini           N/A                          N/A

Interested Trustees:

William S. Berno        over $100,000                over $100,000

Scott L. Barbee         over $100,000                over $100,000



Compensation.
The Trust does not pay any fees or compensation to its officers or Interested Trustees, but the Independent Trustees each receive a fee of $1,000 for each meeting of the Board of Trustees which they attend and $500 for each committee meeting. In addition, the Trust reimburses its Independent Trustees for reasonable travel or incidental expenses incurred by them in connection with their attendance at Board meetings. The Trust offers no retirement plan or other benefits to its Trustees.

The following table sets forth information regarding the compensation of the Independent Trustees by the Fund and the Fund complex for the fiscal year ended December 31, 2005:

                      Aggregate Compensation    Total Compensation
                          from the Fund         from the Fund and
Independent Trustee                             Fund Complex
-------------------   ----------------------    ------------------
Edward P. Faberman           $4,500                   $9,000
Eskander Matta               $4,500                   $9,000
Albert P. Lindemann III      $4,500                   $9,000
David A. Giannini              N/A                      N/A



Code of Ethics. Rule 17j-1 under the 1940 Act is designed to prevent abuses that could occur as a result of conflicts of interest arising out of personal trading by persons involved with, or with access to, information about the Trust s investment activities. The Board of Trustees and the Advisor have adopted a detailed Code of Ethics regarding personal investing by their personnel pursuant to Rule 17j-1. The Code of Ethics applies to the personal investing activities of Trustees, officers, and certain employees (access persons). Under the Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to receive prior approval of each transaction in a non-exempt security, and are required to report their non-exempt personal securities transactions on a quarterly basis for monitoring purposes. Copies of the Code of Ethics are on file with the SEC and are available to the public.

The Advisor has also adopted a Code of Ethics as required by the Investment Advisors Act of 1940, as amended. The Board of Trustees has reviewed and approved the Advisor s Code of Ethics.


Proxy Voting Policy
In accordance with a proxy voting policy approved by the Fund s Board of Trustees, AFC, the investment advisor to the Fund, votes proxies in a manner that it believes best serves the interest of Fund investors in their capacity as shareholders of a company. As the Fund investment advisor, AFC is primarily concerned with maximizing the value of the Fund investment portfolio. Consequently, AFC has voted and will continue to vote the Fund proxies based on the principle of maximizing shareholder value. From time to time, AFC may abstain from voting where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote.

All proxies are reviewed by AFC s designated Proxy Officer. The Proxy Officer votes the proxies in accordance with the result he or she believes is consistent with maximizing the return of the Fund investment portfolio. As a general matter, AFC typically votes the Fund proxies in favor of routine corporate housekeeping proposals including the election of directors (where no corporate governance issues are implicated). AFC generally votes against proposals for compensation plans deemed to be excessive. For all other proposals, AFC foremost considers the economic benefit of the proposal to the Fund shareholders to determine whether the proposal is in the best interest of shareholders and may take into account the following factors, among others: (i) whether the proposal was recommended by management and AFC s opinion of management; (ii) whether the proposals act to entrench existing management; and (iii) whether the proposal fairly compensates management for past and future performance.

In the event a decision to vote a proxy cannot be addressed by the existing proxy voting policy, the Proxy Officer will consult with the Lead Portfolio Manager to decide how to vote a proxy. The Proxy Officer will periodically review new types of corporate governance issues and inform the principals of AFC regarding issues that are not clearly covered by the proxy voting policy. Upon being so informed, the principals of AFC will decide upon appropriate policy changes.

Conflicts of Interest.
AFC is sensitive to conflicts of interest that may arise in the proxy decision making process. In proxy voting, there are many potential conflicts of interest between management and shareholders. AFC seeks to protect the interests of its clients independently of the views expressed by management of a portfolio company and is committed to resolving all conflicts in its clients collective best interest. Material conflicts will be reviewed and resolved with outside counsel.

How to Obtain Aegis High Yield Fund Voting Record.
Information regarding how AFC voted proxies relating to Aegis High
Yield Fund s portfolio securities during the most recent 12-month period ending June 30 is available without charge on the Aegis High Yield Fund website at http://www.aegisfunds.com, by calling the Fund at
(800) 528-3780, and on the SEC website at http://www.sec.gov.



Principal Holders of Shares

Principal Stockholders.
From time to time, certain shareholders may own, of record or beneficially, a large percentage of the shares of the Fund. Accordingly, these shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of April 10, 2006, the following shareholders may be deemed to control the Fund. Control for this purpose is the ownership of 25% or more of the Fund s voting securities. As of April 10, 2006, officers and trustees of the Fund owned 70.6% of the outstanding shares of the Fund. As of April 10, 2006, the following persons were known to the Fund to be beneficial owners of 5% or more of the outstanding shares of the Fund:

Name and Address         Percentage Ownership         Type of Ownership
----------------         --------------------         -----------------
William S. Berno               16.90%                      Record
1100 N. Glebe Road
Suite 1040                     47.29%                    Beneficial
Arlington, VA  22201

Scott L. Barbee                 5.32%                      Record
1100 N. Glebe Road
Suite 1040                      0.00%                    Beneficial
Arlington, VA  22201




Investment Advisory Services

Investment Advisor of the Fund.
The Fund is advised by Aegis Financial Corporation (AFC), under an Investment Advisory Agreement approved by the Board of Trustees and shareholders on August 15, 2003. AFC is a value-oriented investment advisory firm founded in 1994. AFC manages over $600 million of private client and mutual fund assets. Each of the principals of AFC serves as an officer and director of that firm. William Berno serves as President and a board member of AFC, and also holds those same positions with the Fund. Scott Barbee serves as Treasurer and a board member of AFC, and also holds those same positions with the Fund.
Paul Gambal serves as Chairman, Secretary and a Director of AFC, and also holds the position of Secretary of the Fund. William Berno, Paul Gambal and Scott Barbee are the principal stockholders of AFC and are therefore considered to be controlling persons of the Advisor.

Advisory Services.
Under the Investment Advisory Agreement, AFC determines the composition of the Fund portfolio and supervises the investment management of the Fund. AFC also provides investment research and research evaluation and makes and executes recommendations for the purchase and sale of securities. AFC furnishes at its expense all personnel and office equipment necessary for performance of its obligations under the Agreement and pays the compensation and expenses of the officers and Trustees of the Fund who are affiliated with AFC.

The Fund will bear all of its other expenses, including but not limited to the expenses of rent; telecommunications expense; administrative personnel; interest expense; accounting and legal fees; taxes, registration and governmental fees; fees and expenses of the custodian and transfer agent; brokerage commissions; insurance; trustee compensation and expenses; expenses of shareholder meetings; and the preparation, printing and distribution to existing shareholders of reports, proxies and prospectuses.

Investment Advisory Fees.
As compensation for its services to the Fund under the Investment Advisory Agreement, AFC is entitled to receive an annual advisory fee of 0.90% of the Fund average net assets.

The Fund pays AFC the advisory fee on a monthly basis, computed based on the average net assets for the preceding month. For its most recent fiscal year ended December 31, 2005, the Fund paid AFC total advisory fees of $29,229. For the fiscal year ended December 31, 2004, the Fund paid AFC total advisory fees of $20,008.

Expense Limitation Agreement.
As a means of reducing the Fund s operating expense ratio, AFC has entered into an expense limitation agreement with the Fund pursuant to which AFC has agreed to waive fees and/or reimburse the Fund s expenses for the Fund s current fiscal year in order to limit the Fund s total operating expense to 1.20% of the Fund s average daily net assets.

The Fund has agreed to repay AFC for amounts waived or reimbursed by AFC pursuant to the expense limitation agreement provided that such repayment does not cause the Fund s total annual operating expenses to exceed 1.20% and repayment is made within three years after the year in which AFC incurred the expense. AFC waived fees and/or reimbursed expenses in the amount of $88,092 for the fiscal year ended December 31, 2005 and $57,648 for the fiscal year ended December 31, 2004 in accordance with the expense limitation agreement and is entitled to repayment of those amounts in accordance with the terms and conditions of the agreement.
The Fund s Board of Trustees will ratify or approve the amount of any repayment to AFC or any reimbursed expenses made under the expense limitation agreement.

The Fund s custodian may apply credits against custodial fees in recognition of cash balances of the Fund held by the custodian. These credits may only be used to reduce the Fund s expenses. The credits will not be applied to reduce amounts payable to the Fund by the Advisor under its expense limitation agreement with the Fund.

On December 31, 2005, AFC voluntarily agreed to limit its fee and/or reimburse other expenses of the Fund through December 31, 2006 to the extent necessary to limit the total operating expenses of the Fund to an annual rate of 1.20% (as a percentage of the average daily net assets of the Fund).

Potential Conflicts of Interest.
AFC has adopted policies and procedures that address conflicts of interest that may arise between a portfolio manager s management of the Fund and his or her management of other funds and accounts. Potential areas of conflict could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of Fund trades, personal investing activities, portfolio manager compensation and proxy voting of portfolio securities. AFC has adopted policies and procedures that it believes are reasonably designed to address these conflicts. However, there is no guarantee that such policies and procedures will be effective or that AFC will anticipate all potential conflicts of interest.

Compensation of Portfolio Managers.
AFC employs portfolio managers to manage its funds and accounts. The lead manager of the Fund, William S. Berno, is paid a salary by AFC, and is eligible for an annual bonus based on the profitability of AFC s fixed income management business. As a shareholder of AFC, Mr. Berno also receives a portion of the overall profits of the firm.

Employees of AFC may personally own shares of the Fund. As of December 31, 2005, Mr. Berno beneficially owned shares of the Fund worth more than $1 million. Mr. Berno was not a portfolio manager for any other fixed income accounts as of that date.


Distributor
The Fund serves as its own distributor of the Fund s shares. The Fund receives no additional compensation related to its services as distributor.


Fund Administrator and Transfer Agent
BGB Fund Services, Inc. (BGB), an affiliate of AFC, serves as the Fund s transfer agent and dividend-paying agent under an agreement dated August 14, 2003. The principal business address of BGB is 1100 North Glebe Road, Suite 1040, Arlington, Virginia 22201. The agreement is effective for successive annual periods, provided it is approved annually by the Fund s Board of Trustees. Under the agreement, the Fund pays BGB a service fee at the annual rate of 0.20% of the Fund s average net assets.

UMB Fund Services, Inc. (UMBFS) provides fund accounting and admini-strative services, and maintains such books and records of the Fund as may be required by applicable Federal or state law, rule or regulation under an agreement dated April 3, 2006. The principal business address of UMBFS is 803 W. Michigan Street, Suite A, Milwaukee, WI 53233. The agreement is effective for successive annual periods, provided it is approved annually by the Fund s Board of Trustees. Under the agreement, the Fund pays UMBFS a service fee at the annual rate of 0.05% of the Fund s average net assets, subject to a minimum annual fee.



Custodian
The Fund uses UMB Bank, n.a., 928 Grand Boulevard, Kansas City,
Missouri 64106 as its custodian for cash and securities. The Fund has authorized UMB Bank to deposit portfolio securities in several central depository systems, as allowed by Federal law.


Independent Registered Public Accounting Firm
The Trust has engaged the accounting firm of Briggs Bunting &
Dougherty, LLP, Two Penn Center Plaza, Suite 820, Philadelphia, PA 19102 to perform an annual audit of the Fund s financial statements.


Brokerage Allocation

Portfolio Transactions.
As provided in its Investment Advisory Agreement, AFC is responsible for the Fund portfolio decisions and the placing of portfolio transactions. Purchases and sales of portfolio securities generally are transacted with issuers, underwriters, or dealers that serve as primary market makers, who act as principals for the securities on a net basis. The Fund typically does not pay brokerage commissions for such purchases and sales. Instead, the net price paid by the Fund usually includes an underwriting concession or dealer spread. The Fund paid total brokerage commissions of $589 in fiscal 2005 and $480 in fiscal 2004.

When purchasing or selling securities in the secondary market, AFC seeks to obtain best execution at the most favorable prices through reputable broker-dealers and, in the case of agency transactions, at competitive commission rates. While AFC seeks reasonably competitive rates, it does not necessarily pay the lowest commission or spreads available. Transactions in smaller or foreign bond issues may involve specialized services on the part of the broker and thus entail higher commissions or spreads than would be paid in transactions involving more widely traded securities. The Fund does not deem it practicable and in its best interests to solicit competitive bids for commission rates on each transaction.

During 2004 and 2005, AFC used BGB Securities, Inc., AFC s affiliated broker-dealer, for brokerage transactions where, in its judgment, AFC was able to obtain a price and execution at least as favorable as other qualified brokers. BGB Securities, Inc. received $589 of brokerage commissions from the Fund in 2005 and $480 of brokerage commissions from the Fund in fiscal 2004. These commissions represented 100% of the total commissions paid by the Fund in each year, and 100% of the aggregate dollar amount of brokerage transactions effected during fiscal year 2005 and 92.1% of the aggregate dollar amount of brokerage transactions effected during fiscal year 2004. The percentage of dollar amount of transactions is lower in fiscal year 2004 because a certain portion of trades were conducted with dealers who act as principals and conduct transactions on a net basis (i.e., with a spread rather than a commission). AFC no longer uses BGB Securities, Inc. to execute trades for the Fund.

Brokerage Selection.
Allocation of transactions, including their frequency, to various brokers is determined by AFC in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt, efficient and full execution of orders in an effective manner at the most favorable price. Subject to this primary consideration, AFC may also consider the provision of supplemental research services on specific securities, industries or overall market trends in the selection of brokers to execute portfolio transactions. AFC will not take into account the sale of Fund shares when selecting brokers to execute portfolio transactions.

In executing such transactions, AFC makes efforts in good faith to obtain the best net results for the Fund, taking into account such factors as price (including the brokerage commission or dealer spread), size of order, competitive commissions on similar transactions, difficulty of execution and operational facilities of the firm involved and the firm s financial strength and its risk in positioning a block of securities.
Such considerations involve judgment and experience, and are weighed by AFC in determining the overall reasonableness of brokerage costs paid. No affiliate of the Fund receives give-ups or reciprocal business in connection with its portfolio transactions.

Brokerage and research services furnished by brokers through whom the Fund effects securities transactions may be used by AFC in servicing all of its accounts and not all of such services may be used by AFC in connection with the Fund.

The Fund s Board of Trustees will review from time to time information on the Fund s portfolio transactions. The Board will also review information concerning the prevailing level of spreads and commissions charged by qualified brokers.


Organization and Capitalization

Organization.
The Trust is a Delaware statutory trust organized on July 11, 2003 and commenced operations on January 1, 2004. The Trust is registered under the 1940 Act as an open-end management investment company, commonly known as a mutual fund. The Trust has one investment series, the Fund. The Trustees may from time to time establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

Shares of Beneficial Interest.
The Trust will issue new shares at its most current net asset value.
The Trust is authorized to issue an unlimited number of shares of beneficial interest. The Trust has registered an indefinite number of Fund shares under Rule 24f-2 of the 1940 Act. Each share has one vote and is freely transferable; shares represent equal proportionate interests in the assets of the Fund only and have identical voting, dividend, redemption, liquidation and other rights except that expenses allocated to a Class of shares may be borne solely by such Class as determined by the Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. The shares, when issued and paid for in accordance with the terms of the prospectus, are deemed to be fully paid and non-assessable. Shares have no preemptive, cumulative voting, subscription or conversion rights. Shares can be issued as full shares or as fractions of shares. A fraction of a share has the same kind of rights and privileges as a full share on a pro-rata basis.


Purchase, Redemption and Pricing of Shares

Purchase Orders.
Shares of the Fund are offered at net asset value directly by the Fund or through various brokerage accounts. There are no sales charges (loads) or distribution fees. The Fund determines its net asset value as described in the Prospectus.

The Fund reserves the right to reject any specific purchase order in its sole discretion. The Fund also reserves the right to suspend the offering of Fund shares to new investors. Without limiting the foregoing, the Fund will consider suspending its offering of shares when it determines that it cannot effectively invest the available funds on hand in accordance with the Fund s investment policies.

Redemptions.
Shares may be redeemed at net asset value, as outlined in the Prospectus. The Fund has elected to be governed by Rule 18f-1 of the 1940 Act pursuant to which the Fund is obligated during any 90-day period to redeem shares for any one shareholder of record solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. Should a redemption exceed such limitation, the Fund may deliver, in lieu of cash, readily marketable securities from its portfolio. The securities delivered will be selected at the sole discretion of the Fund, will not necessarily be representative of the entire portfolio and may be securities that the Fund would otherwise sell. The redeeming shareholder will usually incur brokerage costs in converting the securities to cash. The method of valuing securities used to make the redemptions in kind will be the same as the method of valuing portfolio securities and such valuation will be made as of the same time the redemption price is determined. See the Net Asset Value section of the Prospectus.

Pricing of Shares.
The purchase and redemption price of Fund shares is based on the Fund s next determined net asset value per share. See How to Purchase Shares and How to Redeem Shares in the Prospectus.

Arrangements Permitting Frequent Purchases and Redemptions of Fund Shares. The Fund has no arrangements with any party permitting frequent purchases and redemptions of Fund shares. The Fund neither encourages nor discourages frequent trading of its shares by Fund investors.


Tax Status

The information set forth in the Prospectus and the following discussion relate solely to U.S. federal income tax law and assumes that the Fund qualifies to be taxed as a regulated investment company (as discussed below). Such information is only a summary of certain key federal income tax considerations and is based on current law. No attempt has been made to present a complete explanation of the federal tax treatment of the Fund or its shareholders. Investors should consult their own tax advisors with respect to the specific tax consequences of being a shareholder in the Fund, including the effect and applicability of federal, state, local and foreign tax laws to their own particular situations.

   General

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, and if so qualified, will not be subject to federal income taxes to the extent its earnings are timely distributed. To qualify, the Fund must comply with certain requirements relating to, among other things, the source of its income and the diversification of its assets. The Fund must also distribute, as ordinary income dividends, at least 90% of its investment company taxable income.

Should the Fund not qualify as a regulated investment company under Subchapter M, the Fund would be subject to federal income taxes on its earnings whether or not such earnings were distributed to shareholders. Payment of income taxes by the Fund would reduce the Fund s net asset value and result in lower returns to the Fund s shareholders.

The Fund also intends to make distributions as required by the Internal Revenue Code to avoid the imposition of a non-deductible 4% excise tax. The Fund must distribute during each calendar year (i) 98% of its ordinary income for such calendar year, (ii) 98% of its capital gain net income for the one-year period ending October 31 of such calendar year (or the Fund s actual taxable year ending December 31, if elected) and (iii) certain other amounts not distributed in previous years.

The Fund may invest in foreign securities. Some foreign countries withhold income taxes from dividend or interest payments to investors. The Fund either cannot recoup these tax payments in some cases, or can only receive refunds of withheld taxes after a lengthy application process. It is not anticipated that tax withholdings on foreign income will have a material effect on the Fund s investment performance.

   Fund Investments

Market Discount.
If the Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is market discount. If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of the market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security s maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the accrued market discount. (Alternatively, the Fund may elect to accrue and include in income each year a portion of the market discount with respect to market discount securities. Unless such an election is made, the deduction for some or all of the interest expense incurred to purchase or carry a market discount security may be deferred.)

Original Issue Discount.
Certain debt securities acquired by the Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income or account of such discount is actually received the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by the Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

   Shareholders

Distributions of the Fund s investment company taxable income (taxable interest, dividends, net short-term capital gains and other taxable ordinary income, net of expenses) are taxable to you as ordinary income.
A portion of the Fund s distributions may be treated as qualified dividend income, taxable to individuals, trusts and estates at a maximum federal tax rate of 15% (5% for individuals, trusts and estates in lower tax brackets). A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that holding period and other requirements are met. To the extent the Fund s distributions are attributable to other sources, such as interest or capital gains, the distributions are not treated as qualified dividend income.

Distributions of the Fund s net capital gain (the excess of net long-term capital gains over net short-term capital losses) generally are taxable to you as long-term capital gain, regardless of how long you have held shares.

Distributions that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

All distributions will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund. Distributions declared in October, November or December and paid in January are taxable as if paid on December 31.

If you invest in the Fund shortly before the record date of a distribution, any distribution will lower the value of the Fund s shares by the amount of the distribution and the amount of the distribution will be taxable in the manner described above.

In general, you will recognize a gain or loss on a sale or exchange of shares of the Fund in an amount equal to the difference between the amount of your net sales proceeds and your tax basis in the shares. All or a portion of any such loss may be disallowed if you purchase (for example, by reinvesting dividends) other shares of the Fund within 30 days before or after the sale or exchange. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. In general, any gain or loss will be capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the sale or exchange. Any capital loss arising from the sale or exchange of shares held for six months or less is treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares.

Financial Statements

The Aegis High Yield Fund completed its latest fiscal year of operation on December 31, 2005. Financial statements audited by Briggs Bunting
& Dougherty, LLP, the Fund s independent registered public accounting firm, included in the Annual Report to Shareholders of the Fund for the fiscal year ended December 31, 2005 are incorporated herein by reference. To obtain a copy of the Fund s prospectus or Annual Report to Share-holders, please call (800) 528-3780.







APPENDIX A
DESCRIPTION OF SECURITIES RATINGS


MOODYS INVESTORS SERVICE, INC.

Corporate and Municipal Bond Ratings:

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moodys applies numerical modifiers, 1, 2, and 3, in each generic rating classified from Aa through Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Advance refunded issues that are secured by escrowed funds held in cash, held in trust, reinvested in direct noncallable United States government obligations or noncallable obligations unconditionally guaranteed by the U.S. government are identified with a hatchmark (#) symbol, i.e., #Aaa.

Moodys assigns conditional ratings to bonds for which the security depends upon the completion of some act or the fulfillment of some condition. These are bonds secured by: (a) earnings of projects under construction;
(b) earnings of projects unseasoned in operating experience; (c) rentals that begin when facilities are completed; or (d) payments to which some other limiting condition attaches. The parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition, e.g., Con.(Baa).

CORPORATE SHORT-TERM DEBT RATINGS
Moodys short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year, unless explicitly noted.

Moodys employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection;
broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.


STANDARD & POORS

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

INVESTMENT GRADE

AAA: Debt rated AAA has the highest rating assigned by Standard & Poors. The obligor's capacity to meet its financial commitment on the obligation is extremely strong. AA: Debt rated AA differs from the highest rated issues only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

SPECULATIVE GRADE

Debt rated BB, B, CCC, CC, and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: Debt rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: Debt rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or a similar action has been taken, but debt service payments are continued.

D: Debt rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition, or the taking of similar action, if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues.
The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

SHORT-TERM RATING DEFINITIONS

A-1: A short-term obligation rated A-1 is rated in the highest category by Standard & Poors. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign(+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless
Standard & Poors believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


FITCH IBCA, INC.


LONG-TERM CREDIT RATINGS

Investment Grade

AAA: Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exception ally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. A ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB: Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C:  High default risk.  Default is a real possibility.
Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, and D:	 Default.  The ratings of obligations in this category
are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. DDD obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. DD indicates potential recoveries in the range of 50%-90%, and D the lowest recovery potential, i.e., below 50%. Entities rated in this category have defaulted on some or all of their obligations. Entities rated DDD have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated DD and D are generally undergoing a formal reorganization or liquidation process; those rated DD are likely to satisfy a higher portion of their outstanding obligations, while entities rated ?D? have a poor prospect for repaying all obligations.

A + or a - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA Long-Term rating category, or to categories below CCC.

SHORT-TERM CREDIT RATINGS

A Short-Term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. Public Finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added + to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3: Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D:  Default.  Denotes actual or imminent payment default.

A + may be appended to a F1 rating denote relative status within the category. Indicators are designated as Positive, indicating a potential upgrade, Negative, for a potential downgrade, or Evolving, if ratings may be raised, lowered or maintained. Expected ratings, denoted by an (EXP) suffix, are preliminary ratings that are usually contingent upon the receipt of final documents conforming to information already received.

Occasionally, two short term Short-Term Note/Demand Ratings may be combined; the first rating reflects the likelihood of full and timely payment of principal and interest as scheduled over the short term, while second rating reflects the likelihood of full payment of purchase price to the bondholder in the event of a put (full repayment demanded).


PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS

(a)(1)  Certificate of Trust(1)
(a)(2)  Declaration of Trust (1)
(b)     By-Laws(1)
(c)     Not applicable
(d) Investment Advisory Agreement between Aegis Funds and Berno, Gambal & Barbee, Inc. ("BGB") (Pursuant to a name change BGB is now known as Aegis Financial Corporation)(2)
(e)     Not applicable.
(f)     Not Applicable
(g)     Custodian Agreement between Aegis Funds and UMB Bank, N.A.(2)
(h)(1)  Fund Services Agreement between Aegis Funds and BGB Fund
        Services, Inc.(2)
(h)(2) Expense Limitation Agreement with Berno, Gambal & Barbee, Inc. (Pursuant to a name change BGB is now known as Aegis Financial
        Corporation)(2)
(i)     Legal Opinion (filed herewith)
(j)     Consent of Independent Accountants (filed herewith)
(k)     Not Applicable
(l)     Initial Capital Agreement(2)
(m)     Not Applicable
(n)     Not Applicable
(p)     Code of Ethics for Registrant and Adviser(2)

----------
(1) Incorporated by reference to the initial registration statement on Form N-1A as filed with the Securities and Exchange Commission on July 11, 2003.

(2) Incorporated by reference to Pre-effective Amendment No. 1 filed with the Securities and Exchange Commission on December 30, 2003.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT No person is directly or indirectly controlled by, or under common control with, the Registrant.

ITEM 25. INDEMNIFICATION

         Reference is made to Article VII Section 3 in the Registrant's Declaration of Trust which is incorporated by reference herein.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND THEIR OFFICERS AND DIRECTORS

         William S. Berno, Paul Gambal and Scott L. Barbee have been officers and directors of the Investment Advisor. There have been no other connections of a substantial nature in which the officers or directors of the Investment Advisor have been involved during the last two years.

ITEM 27. PRINCIPAL UNDERWRITER

         The Trust is a self-issuing entity.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of the Trust located at 1100 North Glebe Road, Suite 1040, Arlington, Virginia 22201.

ITEM 29. MANAGEMENT SERVICES

         Not applicable.

ITEM 30. UNDERTAKINGS.

         None.

                             SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended ("1933 Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the County of Arlington in the Commonwealth of Virginia on the 28th day of April, 2006.

THE AEGIS FUNDS

By:   /s/ William S. Berno
      --------------------
          William S. Berno
          President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature                    Title                     Date

/s/ William S. Berno         President, Trustee     April 28, 2006
--------------------         (Principal Executive
    William S. Berno           Officer)

/s/ Scott L. Barbee          Treasurer, Trustee     April 28, 2006
-------------------          (Principal Financial
    Scott L. Barbee            Officer)

/s/ Edward P. Faberman       Trustee                April 28, 2006
-----------------------
    Edward P. Faberman*

/s/ Eskander Matta           Trustee                April 28, 2006
-------------------
    Eskander Matta*

/s/ Albert P. Lindemann III  Trustee                April 28, 2006
----------------------------
    Albert P. Lindemann III*

/s/ David A. Giannini        Trustee                April 28, 2006
----------------------
    David A. Giannini

By /s/ William S. Berno                             April 28, 2006
--------------------------
        William S. Berno
        Attorney-in-Fact*

* Pursuant to powers of attorney filed with Pre-Effective Amendment No. 1 filed on December 30, 2003.


                        THE AEGIS FUNDS

                       POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints William S. Berno, Scott L. Barbee and Paul M. Miller, and each of them, his true and lawful attorney-in-fact and agent, with full power of substitution and re-substitution for him in his name, place, and stead, in any and all capacities, to sign any and all registration statements in the name of The Aegis Funds and any amendments or supplements thereto, and to file the same, with all other documents in connection therewith, with the Securities and Exchange Commission, or the securities administrator of any jurisdiction, granting unto each said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that each said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned has executed this Power of Attorney on the date indicated below.

NAME                                               DATE

/s/ David A. Giannini                         April 24, 2006
---------------------                       -------------------
David A. Giannini
Trustee

                                 Exhibit List

(i)    Legal Opinion

(j)    Consent of Independent Accountants